Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Assets	$ 77,669,508	$ 65,877,629
Liabilities	(172,512,663)	(199,016,494)
Transfers to groups held for sale	40,085,389	16,522,780
Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	40,785,680	16,843,366
Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		119,179
Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(610,519)	(439,765)
Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(610,519)	(3,556)
Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(301,077)
Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(135,132)
Other Taxes
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(89,772)
Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(89,772)
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets	77,669,508	65,877,629
Liabilities	(172,512,663)	(199,016,494)
Beginning balance	(133,138,865)	(17,716,214)
Recognized in profit or loss	(6,065,130)	(125,214,920)
Recognized in others in comprehensive income	7,335	1,972,562
Foreign currency translation difference	13,241,648	5,343,000
Other increases (decreases)	(8,973,532)	(14,046,073)
Ending balance	(94,843,155)	(133,138,865)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets	32,979,882	29,734,809
Liabilities	(276,533,506)	(322,504,008)
Beginning balance	(292,769,199)	(218,218,193)
Recognized in profit or loss	(3,379,536)	(97,270,017)
Foreign currency translation difference	11,809,431	5,875,645
Ending balance	(243,553,624)	(292,769,199)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets	6,570,506	6,558,077
Liabilities	(870,485)	(226,762)
Beginning balance	6,331,315	6,156,699
Recognized in profit or loss	(927,544)	(1,915,754)
Recognized in others in comprehensive income	7,323	1,972,561
Foreign currency translation difference	288,927	(1,370)
Ending balance	5,700,021	6,331,315
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Assets	81,812,529	86,090,908
Beginning balance	86,090,908	116,355,816
Recognized in profit or loss	(4,475,412)	(30,585,545)
Foreign currency translation difference	197,033	320,637
Ending balance	81,812,529	86,090,908
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets	97,147,226	105,031,784
Liabilities	(658,777)	(53,064)
Beginning balance	104,978,720	104,211,997
Recognized in profit or loss	(8,171,796)	5,047,821
Foreign currency translation difference	292,044	236,460
Other increases (decreases)		(4,077,793)
Ending balance	96,488,449	104,978,720
Deferred Tax Assets Liabilities [Member] | Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	58,885,329	51,516,840
Beginning balance	51,516,840	50,001,807
Recognized in profit or loss	7,754,219	1,524,224
Foreign currency translation difference	224,789	(5,635)
Ending balance	58,885,329	51,516,840
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	397,921	2,080,890
Beginning balance	2,080,890	1,946,340
Recognized in profit or loss	(1,682,969)	134,550
Ending balance	397,921	2,080,890
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	5,633,504	4,067,205
Liabilities	(658,777)
Beginning balance	4,067,205	9,362,865
Recognized in profit or loss	906,882	(916,770)
Foreign currency translation difference	640	(20)
Other increases (decreases)		(4,077,793)
Ending balance	4,974,727	4,067,205
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	12,407,422	11,372,224
Beginning balance	11,372,224	11,902,160
Recognized in profit or loss	1,018,370	(455,741)
Foreign currency translation difference	16,828	60,937
Ending balance	12,407,422	11,372,224
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets	19,823,050	35,994,625
Liabilities		(53,064)
Beginning balance	35,941,561	30,998,825
Recognized in profit or loss	(16,168,298)	4,761,558
Foreign currency translation difference	49,787	181,178
Ending balance	19,823,050	35,941,561
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure Of Income Taxes [Line Items]
Assets	118,605,131	54,518,180
Liabilities	(153,895,661)	(92,288,789)
Beginning balance	(37,770,609)	(26,222,533)
Recognized in profit or loss	10,889,158	(491,425)
Recognized in others in comprehensive income	12	1
Foreign currency translation difference	654,213	(1,088,372)
Other increases (decreases)	(8,973,532)	(9,968,280)
Ending balance	(35,290,530)	(37,770,609)
Deferred Tax Assets Liabilities [Member] | Activation of expenses for issuance of financial debt [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(13,891,584)	(19,635,737)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance	(19,635,737)	(11,282,929)
Recognized in profit or loss	5,744,153	(8,352,808)
Ending balance	(13,891,584)	(19,635,737)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase For Tax Purpose [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(7,571,505)	(8,896,416)
Beginning balance	(8,896,416)	(10,177,907)
Recognized in profit or loss	1,393,557	1,314,278
Foreign currency translation difference	(68,646)	(32,787)
Ending balance	(7,571,505)	(8,896,416)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(19,381,132)	(11,526,750)
Beginning balance	(11,526,750)	(2,160,549)
Recognized in profit or loss	1,119,150	1,325,126
Foreign currency translation difference		(1,055,585)
Other increases (decreases)	(8,973,532)	(9,635,742)
Ending balance	(19,381,132)	(11,526,750)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	118,605,131	54,518,180
Liabilities	(113,051,440)	(52,229,886)
Beginning balance	2,288,294	(2,601,148)
Recognized in profit or loss	2,632,298	5,221,979
Recognized in others in comprehensive income	12	1
Foreign currency translation difference	722,859
Other increases (decreases)		(332,538)
Ending balance	5,553,691	2,288,294
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	337,115,274	281,933,758
Liabilities	(431,958,429)	(415,072,623)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	259,445,766	216,056,129
Liabilities	$ (259,445,766)	$ (216,056,129)